UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7899

Merrill Lynch Aggregate Bond Index Fund
Master Aggregate Bond Index Series - file # 811-7885

Address: P.O. Box 9011
         Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      Aggregate Bond Index Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/02

Date of reporting period: 01/01/02 - 12/31/02

Item 1 - Is shareholder report attached? - Y

[LOGO] Merrill Lynch Investment Managers

Annual Report
December 31, 2002

Merrill Lynch
Aggregate Bond
Index Fund

Merrill Lynch Index Funds, Inc.

www.mlim.ml.com

                    Merrill Lynch Aggregate Bond Index Fund

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2002

DEAR SHAREHOLDER

Merrill Lynch Aggregate Bond Index Fund is designed for investors who have an investment objective of seeking to achieve investment returns that replicate the total return of investment-grade fixed income securities. As such, the Fund seeks to achieve its objective by replicating the total return, before expenses, of the unmanaged Lehman Brothers Aggregate Bond Index, a widely accepted investment performance benchmark comprised of U.S. government securities, U.S. government agency mortgage-backed securities (MBS) and investment-grade corporate bonds. It is the intent of the Fund to provide returns that are representative of the bond market as a whole, rather than to focus on or provide bias to any specific sector. The Fund seeks to achieve its objective by investing all of its assets in Master Aggregate Bond Index Series. Therefore, the Series' structure is dependent on the structure of the underlying benchmark. Sector weighting and security selection in the underlying benchmark are determined by the market representation that the sectors have in the overall market.

Fiscal Year in Review

As of December 31, 2002, the Lehman Brothers Aggregate Bond Index was comprised of 6,978 securities, emphasizing three major investment sectors: U.S. government and agency securities, U.S. government issued MBS, and investment-grade corporate bonds. The U.S. government and agency sector of the Index had 1,020 issues and comprised 34.78% of the benchmark. This represents an increase from 33.97% at the beginning of 2002. The MBS sector accounted for 38.96% of the Index and had 2,114 securities, including asset-backed and commercial mortgage-backed securities. This is a small decrease from 39.23% at the beginning of the period. Finally, there were 3,844 securities in the corporate sector, representing 26.26% of the benchmark, a slight decline from 26.80% at the beginning of 2002. In order to be eligible for inclusion in the Index, a security must meet minimum outstanding amount standards and be denominated in U.S. dollars.

The unmanaged Lehman Brothers Aggregate Bond Index generated a total return of +10.25% for the year ended December 31, 2002, with government securities being the superior performer. This sector returned +11.50%, while the corporate and MBS sectors returned +10.52% and +8.75%, respectively. The year was highlighted with interest rates declining to levels not seen in decades as economic activity sputtered. The economy experienced a technical recession which, while mild, has emerged with continued weakness. At the end of the year, the Federal Reserve Board had lowered interest rates to 1.25% and mortgages were being originated at the 5.5% level.

As a result of logistical constraints, it is not practical for us to fully replicate the 6,978 securities in the Index when attempting to duplicate the return of the benchmark Index. Therefore, we construct a proxy portfolio of far fewer securities as we seek to duplicate the return of the benchmark Index. The investments in the proxy portfolio are determined by stratified sampling techniques. Under this approach, securities are identified that ensure neutral Index exposure in all sectors and sub-sectors in the Index. Thus, for example, the MBS sector of the Series has the identical exposure to 30-year MBS, 15-year MBS and balloon MBS. Within these subsectors exposure to coupon (6%, 6.5%, 7%, etc.) and issuer are also matched to its Index counterpart, resulting in a sector that is anticipated to duplicate the return of the MBS Index with minimal deviation, referred to as tracking error. Currently, our exposure in the MBS sector attempts to achieve this objective with 47 positions. Minimizing tracking error in the U.S. government agency and corporate sectors is accomplished with a similar approach. The 40 positions in the U.S. government and agency sector are designed to match the investment characteristics of duration, yield, partial duration and convexity of its Index counterpart. As such, any change in interest rates and/or shape of the yield curve will have an identical effect on the return of this sector. Corporate bond sector management is identical to the approach of the U.S. government and agency sector in matching investment characteristics. However, the corporate sector is stratified further by matching credit rating and industry exposure. There are currently 295 issues in the Series' corporate bond sector.

For the year ended December 31, 2002, the Fund's Class A and Class D Shares had total returns of +9.78% and +9.61%, respectively. (Complete performance information can be found on pages 4 and 5 of this report to shareholders). This compared to a total return of +10.25% for the unmanaged Lehman Brothers Aggregate Bond Index for the same period. At December 31, 2002, Master Aggregate Bond Index Series was comprised of 382 individual investments that in total, by sector and subsector, was designed to match the market's exposure and investment characteristics of the Lehman Brothers Aggregate Bond Index. Therefore, it is anticipated and expected that these identical exposures will result in minimal total return tracking error in seeking to match the return of the Index.

In Conclusion

We appreciate your investment in Merrill Lynch Aggregate Bond Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director/Trustee


/s/ Jeffrey B. Hewson

Jeffrey B. Hewson
Vice President and
Co-Portfolio Manager


/s/ Frank Viola

Frank Viola
Vice President and
Co-Portfolio Manager

February 4, 2003


                                     2 & 3

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2002

PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Fund through two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived a portion of its administrative fee. Without such waiver, the Fund's performance would have been lower.

Recent
Performance
Results

                                                       6-Month         12-Month     Since Inception   Standardized
As of December 31, 2002                              Total Return    Total Return    Total Return     30-Day Yield
==================================================================================================================
ML Aggregate Bond Index Fund Class A Shares*            +6.12%          + 9.78%         +54.92%          3.56%
------------------------------------------------------------------------------------------------------------------
ML Aggregate Bond Index Fund Class D Shares*            +6.08           + 9.61          +52.86           3.31
------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index**                  +6.23           +10.25          +56.30             --
==================================================================================================================

* Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's inception date is 4/03/97.
** This unmanaged market-weighted Index is comprised of investment-grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity. Since inception total return is from 4/30/97.

Total Return Based on a $10,000 Investment--Class A & Class D Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class D Shares compared to growth of an investment in the Lehman Brothers Aggregate Bond Index. Values are from April 3, 1997 to December 2002.

                                4/03/97**      12/97           12/98          12/99          12/00           12/01          12/02
ML Aggregate Bond Index
Fund+--Class A Shares*          $10,000        $10,949         $11,886        $11,724        $13,080         $14,109        $15,489
ML Aggregate Bond Index
Fund+--Class D Shares*          $10,000        $10,929         $11,835        $11,657        $12,960         $13,945        $15,285

                                4/30/97**      12/97           12/98          12/99          12/00           12/01          12/02
Lehman Brothers Aggregate
Bond Index++                    $10,000        $10,864         $11,808        $11,711        $13,072         $14,176        $15,630

* Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Master Aggregate Bond Index Series of Quantitative Master Series Trust. The Trust may invest in a statistically selected sample of fixed income securities and other types of financial instruments.
++ This unmanaged market-weighted Index is comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment-grade (rated BBB or better) corporate bonds. The starting date for the Index in the Class A and Class D Shares graph is from 4/30/97. Past performance is not predictive of future performance.

Average Annual
Total Return

                                                                        % Return
================================================================================
Class A Shares
================================================================================
One Year Ended 12/31/02                                                   +9.78%
--------------------------------------------------------------------------------
Five Years Ended 12/31/02                                                 +7.19
--------------------------------------------------------------------------------
Inception (4/03/97) through 12/31/02                                      +7.92
--------------------------------------------------------------------------------

                                                                        % Return
================================================================================
Class D Shares
================================================================================
One Year Ended 12/31/02                                                   +9.61%
--------------------------------------------------------------------------------
Five Years Ended 12/31/02                                                 +6.94
--------------------------------------------------------------------------------
Inception (4/03/97) through 12/31/02                                      +7.67
--------------------------------------------------------------------------------


                                     4 & 5

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2002

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND            As of December 31, 2002
====================================================================================================================================
Assets:               Investment in Master Aggregate Bond Index Series, at value
                      (identified cost--$402,010,376) ..................................................                $422,584,450
                      Prepaid registration fees and other assets .......................................                      34,025
                                                                                                                        ------------
                      Total assets .....................................................................                 422,618,475
                                                                                                                        ------------
====================================================================================================================================
Liabilities:          Payables:
                        Dividends to shareholders ......................................................  $  450,298
                        Administrative fees ............................................................      67,364
                        Distributor ....................................................................      12,675         530,337
                                                                                                          ----------
                      Accrued expenses and other liabilities ...........................................                      68,450
                                                                                                                        ------------
                      Total liabilities ................................................................                     598,787
                                                                                                                        ------------
====================================================================================================================================
Net Assets:           Net assets .......................................................................                $422,019,688
                                                                                                                        ============
====================================================================================================================================
Net Assets            Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized ..                $      3,296
Consist of:           Class D Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized ..                         557
                      Paid-in capital in excess of par .................................................                 405,860,075
                      Accumulated distributions in excess of investment income--net ....................  $ (232,244)
                      Accumulated realized capital losses on investments from the Series--net ..........  (4,186,070)
                      Unrealized appreciation on investments from the Series--net ......................  20,574,074
                                                                                                          ----------
                      Total accumulated earnings--net ..................................................                  16,155,760
                                                                                                                        ------------
                      Net assets .......................................................................                $422,019,688
                                                                                                                        ============
====================================================================================================================================
Net Asset             Class A--Based on net assets of $360,991,257 and 32,955,160 shares outstanding ...                $      10.95
Value:                                                                                                                  ============
                      Class D--Based on net assets of $61,028,431 and 5,570,290 shares outstanding .....                $      10.96
                                                                                                                        ============
====================================================================================================================================

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND               For the Year Ended December 31, 2002
================================================================================================================================
Investment Income        Net investment income allocated from the Series:
From the Series--Net:      Interest ...........................................................                     $ 23,398,919
                           Securities lending--net ............................................                            1,069
                           Expenses ...........................................................                         (336,343)
                                                                                                                    ------------
                         Net investment income from the Series ................................                       23,063,645
                                                                                                                    ------------
================================================================================================================================
Expenses:                Administration fee ...................................................    $    807,482
                         Transfer agent fees ..................................................         255,905
                         Account maintenance fee--Class D .....................................         147,152
                         Registration fees ....................................................          63,824
                         Printing and shareholder reports .....................................          34,999
                         Professional fees ....................................................          18,723
                         Directors' fees and expenses .........................................           6,535
                         Other ................................................................           7,646
                                                                                                   ------------
                         Total expenses before reimbursement ..................................       1,342,266
                         Reimbursement of expenses ............................................         (72,810)
                                                                                                   ------------
                         Total expenses after reimbursement ...................................                        1,269,456
                                                                                                                    ------------
                         Investment income--net ...............................................                       21,794,189
                                                                                                                    ------------
================================================================================================================================
Realized &               Realized gain on investments from the Series--net ....................                        3,143,394
Unrealized Gain          Change in unrealized appreciation on investments from the Series--net                        15,125,614
From the                                                                                                            ------------
Series--Net:             Total realized and unrealized gain on investments from the Series--net                       18,269,008
                                                                                                                    ------------
                         Net Increase in Net Assets Resulting from Operations .................                     $ 40,063,197
                                                                                                                    ============
================================================================================================================================

      See Notes to Financial Statements.


                                     6 & 7

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2002

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                               For the
MERRILL LYNCH                                                                                          Year Ended December 31,
AGGREGATE BOND                                                                                    -------------------------------
INDEX FUND               Increase (Decrease) in Net Assets:                                            2002              2001
=================================================================================================================================
Operations:              Investment income--net ..............................................    $  21,794,189     $  19,415,600
                         Realized gain on investments from the Series--net ...................        3,143,394         2,914,566
                         Change in unrealized appreciation on investments from the Series--net       15,125,614         2,745,616
                                                                                                  -------------     -------------
                         Net increase in net assets resulting from operations ................       40,063,197        25,075,782
                                                                                                  -------------     -------------
=================================================================================================================================
Dividends to             Investment income--net:
Shareholders:              Class A ...........................................................      (18,820,545)      (15,965,028)
                           Class D ...........................................................       (2,879,105)       (3,500,554)
                                                                                                  -------------     -------------
                         Net decrease in net assets resulting from dividends to shareholders .      (21,699,650)      (19,465,582)
                                                                                                  -------------     -------------
=================================================================================================================================
Capital Share            Net increase in net assets derived from capital share transactions ..       18,827,831        99,823,302
Transactions:                                                                                     -------------     -------------
=================================================================================================================================
Net Assets:              Total increase in net assets ........................................       37,191,378       105,433,502
                         Beginning of year ...................................................      384,828,310       279,394,808
                                                                                                  -------------     -------------
                         End of year* ........................................................    $ 422,019,688     $ 384,828,310
                                                                                                  =============     =============
=================================================================================================================================
                        *Accumulated distributions in excess of investment income--net .......    $    (232,244)    $    (466,465)
                                                                                                  =============     =============
=================================================================================================================================

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                  Class A
                   The following per share data and ratios have been       --------------------------------------------------------
                   derived from information provided in the financial                         For the Year Ended
MERRILL LYNCH      statements.                                                                   December 31,
AGGREGATE BOND                                                            ---------------------------------------------------------
INDEX FUND         Increase (Decrease) in Net Asset Value:                   2002        2001        2000        1999        1998
===================================================================================================================================
Per Share          Net asset value, beginning of year .................   $   10.50   $   10.31   $    9.85   $   10.61   $   10.42
Operating                                                                 ---------   ---------   ---------   ---------   ---------
Performance:       Investment income--net .............................         .55*        .61         .64         .62         .64
                   Realized and unrealized gain (loss) on investments
                   from the Series--net ...............................         .45         .19         .46        (.76)        .23
                                                                          ---------   ---------   ---------   ---------   ---------
                   Total from investment operations ...................        1.00         .80        1.10        (.14)        .87
                                                                          ---------   ---------   ---------   ---------   ---------
                   Less dividends and distributions:
                     Investment income--net ...........................        (.55)       (.61)       (.64)       (.62)       (.64)
                     Realized gain on investments from the Series--net           --          --          --          --        (.04)
                     In excess of realized gain on investments from the
                     Series--net ......................................          --          --          --          --+         --
                                                                          ---------   ---------   ---------   ---------   ---------
                   Total dividends and distributions ..................        (.55)       (.61)       (.64)       (.62)       (.68)
                                                                          ---------   ---------   ---------   ---------   ---------
                   Net asset value, end of year .......................   $   10.95   $   10.50   $   10.31   $    9.85   $   10.61
                                                                          =========   =========   =========   =========   =========
===================================================================================================================================
Total Investment   Based on net asset value per share .................        9.78%       7.87%      11.57%      (1.36%)      8.56%
Return:                                                                   =========   =========   =========   =========   =========
===================================================================================================================================
Ratios to Average  Expenses, net of reimbursement++ ...................         .34%        .35%        .38%        .35%        .35%
Net Assets:                                                               =========   =========   =========   =========   =========
                   Expenses++ .........................................         .36%        .46%        .45%        .37%        .40%
                                                                          =========   =========   =========   =========   =========
                   Investment income--net .............................        5.16%       5.72%       6.41%       6.06%       5.99%
                                                                          =========   =========   =========   =========   =========
===================================================================================================================================
Supplemental       Net assets, end of year (in thousands) .............   $ 360,991   $ 324,390   $ 214,056   $ 324,254   $ 351,786
Data:                                                                     =========   =========   =========   =========   =========
===================================================================================================================================



                                                                                                  Class D
                   The following per share data and ratios have been     ----------------------------------------------------------
                   derived from information provided in the financial                       For the Year Ended
                   statements.                                                                  December 31,
                                                                         ----------------------------------------------------------
                   Increase (Decrease) in Net Asset Value:                  2002        2001        2000         1999        1998
===================================================================================================================================
Per Share          Net asset value, beginning of year .................  $   10.50   $   10.31   $    9.86    $   10.61   $   10.42
Operating                                                                ---------   ---------   ---------    ---------   ---------
Performance:       Investment income--net .............................        .52*        .58         .61          .58         .61
                   Realized and unrealized gain (loss) on investments
                   from the Series--net ...............................        .46         .19         .45         (.75)        .23
                                                                         ---------   ---------   ---------    ---------   ---------
                   Total from investment operations ...................        .98         .77        1.06         (.17)        .84
                                                                         ---------   ---------   ---------    ---------   ---------
                   Less dividends and distributions:
                     Investment income--net ...........................       (.52)       (.58)       (.61)        (.58)       (.61)
                     Realized gain on investments from the Series--net          --          --          --           --        (.04)
                     In excess of realized gain on investments from the
                     Series--net ......................................         --          --          --           --+         --
                                                                         ---------   ---------   ---------    ---------   ---------
                   Total dividends and distributions ..................       (.52)       (.58)       (.61)        (.58)       (.65)
                                                                         ---------   ---------   ---------    ---------   ---------
                   Net asset value, end of year .......................  $   10.96   $   10.50   $   10.31    $    9.86   $   10.61
                                                                         =========   =========   =========    =========   =========
===================================================================================================================================
Total Investment   Based on net asset value per share .................       9.61%       7.60%      11.18%       (1.50%)      8.29%
Return:                                                                  =========   =========   =========    =========   =========
===================================================================================================================================
Ratios to Average  Expenses, net of reimbursement++ ...................        .59%        .60%        .63%         .60%        .60%
Net Assets:                                                              =========   =========   =========    =========   =========
                   Expenses++ .........................................        .61%        .71%        .70%         .62%        .65%
                                                                         =========   =========   =========    =========   =========
                   Investment income--net .............................       4.91%       5.50%       6.17%        5.81%       5.75%
                                                                         =========   =========   =========    =========   =========
===================================================================================================================================
Supplemental       Net assets, end of year (in thousands) .............  $  61,029   $  60,438   $  65,339    $  79,743   $  81,603
Data:                                                                    =========   =========   =========    =========   =========
===================================================================================================================================


+     Amount is less than $.01 per share.
++    Includes the Fund's share of the Series' allocated expenses.
*     Based on average shares outstanding.

      See Notes to Financial Statements.


                                      8 & 9

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2002

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch Aggregate Bond Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Aggregate Bond Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Series owned by the Fund at December 31, 2002 was 58.9%. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

(g) Reclassification -- Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax difference of $139,682 has been reclassified between accumulated net realized capital losses and accumulated net investment loss, $34,222 has been reclassified between accumulated net realized capital losses and paid-in capital in excess of par. Additionally, $636,168 has been reclassified between unrealized appreciation of investments from the Series and additional paid-in capital to reflect prior liquidation of certain partners' investments in the Series. These reclassifications have no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

The Corporation has entered into an Administration Services Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .19% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the year ended December 31, 2002, MLIM earned fees of $807,482, of which $72,810 was waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of ..25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the year ended December 31, 2002 were $163,310,322 and $167,271,906, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions were $18,827,831 and $99,823,302 for the years ended December 31, 2002 and December 31, 2001, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2002                          Shares                Amount
-------------------------------------------------------------------------------
Shares sold ..........................          22,467,900        $ 237,667,287
Shares issued to shareholders
in reinvestment of dividends .........           1,471,997           15,676,326
                                             -------------        -------------
Total issued .........................          23,939,897          253,343,613
Shares redeemed ......................         (21,884,225)        (232,549,154)
                                             -------------        -------------
Net increase .........................           2,055,672        $  20,794,459
                                             =============        =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 2001                          Shares               Amount
-------------------------------------------------------------------------------
Shares sold ..........................          18,529,179        $ 193,786,325
Shares issued to shareholders
in reinvestment of dividends .........           1,301,060           13,635,879
                                             -------------        -------------
Total issued .........................          19,830,239          207,422,204
Shares redeemed ......................          (9,692,116)        (101,554,770)
                                             -------------        -------------
Net increase .........................          10,138,123        $ 105,867,434
                                             =============        =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 2002                          Shares               Amount
-------------------------------------------------------------------------------
Shares sold ..........................           1,746,539        $  18,629,821
Shares issued to shareholders
in reinvestment of dividends .........             222,051            2,365,502
                                             -------------        -------------
Total issued .........................           1,968,590           20,995,323
Shares redeemed ......................          (2,153,732)         (22,961,951)
                                             -------------        -------------
Net decrease .........................            (185,142)       $  (1,966,628)
                                             =============        =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended December 31, 2001                          Shares                Amount
-------------------------------------------------------------------------------
Shares sold ..........................           1,428,693        $  14,954,073
Shares issued to shareholders
in reinvestment of dividends .........             274,315            2,872,989
                                             -------------        -------------
Total issued .........................           1,703,008           17,827,062
Shares redeemed ......................          (2,283,050)         (23,871,194)
                                             -------------        -------------
Net decrease .........................            (580,042)       $  (6,044,132)
                                             =============        =============
-------------------------------------------------------------------------------

5. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2002 and December 31, 2001 was as follows:

-------------------------------------------------------------------------------
                                              12/31/2002            12/31/2001
-------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ....................       $  21,699,650        $  19,465,582
                                             -------------        -------------
Total taxable distributions ..........       $  21,699,650        $  19,465,582
                                             =============        =============
-------------------------------------------------------------------------------


                                     10 & 11

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND

As of December 31, 2002, the components of accumulated earnings on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed ordinary income--net ......................        $    149,956
Undistributed long-term capital gains--net ..............                  --
                                                                 ------------
Total undistributed earnings--net .......................             149,956
Capital loss carryforward ...............................          (3,872,833)*
Unrealized gains--net ...................................          19,878,637**
                                                                 ------------
Total accumulated earnings--net .........................        $(16,155,760)
                                                                 ============
-----------------------------------------------------------------------------

* On December 31, 2002, the Fund had a net capital loss carryforward of $3,872,833, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles and the difference between book and tax amortization methods for premiums and discounts on fixed income securities.

INDEPENDENT AUDITORS' REPORT

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND

The Board of Directors and Shareholders,
Merrill Lynch Aggregate Bond Index Fund
(One of the series constituting
Merrill Lynch Index Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Aggregate Bond Index Fund (one of the series constituting Merrill Lynch Index Funds, Inc.) as of December 31, 2002, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Aggregate Bond Index Fund of the Merrill Lynch Index Funds, Inc. as of December 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 20, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                         Master Aggregate Bond Index Series
                         ---------------------------------------------------------------------------------------------------------
                                                                      Face             Interest          Maturity
                         Issue                                       Amount              Rate             Date(s)          Value
==================================================================================================================================
U.S. Government &        Fannie Mae                               $   290,000            5.45%          10/10/2003     $   299,243
Agency Obligations--                                                  210,000            6.85            4/05/2004         223,909
35.2%                                                              29,225,000            3.50            9/15/2004      30,128,637
                                                                    3,000,000            3.875           3/15/2005       3,134,172
                                                                   21,625,000            5.75            2/15/2008      24,229,320
                                                                    8,900,000            6.625          11/15/2010      10,449,668
                                                                    1,240,000            7.25            5/15/2030       1,559,822
==================================================================================================================================
                         Financing Corp.                              670,000            9.80           11/30/2017       1,003,388
==================================================================================================================================
                         Freddie Mac                               16,845,000            5.75            7/15/2003      17,248,269
                                                                    1,245,000            7.18            6/27/2006       1,446,298
                                                                   14,560,000            4.875           3/15/2007      15,731,949
                                                                    8,655,000            6.75            9/15/2029      10,249,563
                                                                    1,680,000            6.25            7/15/2032       1,903,148
==================================================================================================================================
                         Tennessee Valley Authority, Series E       1,915,000            6.25           12/15/2017       2,161,315
==================================================================================================================================
                         United States Treasury Bonds                 765,000            8.75           11/15/2008         812,783
                                                                   15,820,000            8.75            5/15/2017      22,872,255
                                                                      250,000            8.875           8/15/2017         365,381
                                                                    1,875,000            8.125           8/15/2019       2,611,671
                                                                    7,800,000            8.50            2/15/2020      11,243,879
                                                                    1,560,000            8.125           8/15/2021       2,195,335
                                                                    5,180,000            6.25            8/15/2023       6,085,692
                                                                    3,450,000            6.375           8/15/2027       4,146,738
                                                                      830,000            5.375           2/15/2031         904,829
==================================================================================================================================
                         United States Treasury Notes               4,335,000            4.75            2/15/2004       4,504,676
                                                                    7,450,000            5.25            5/15/2004       7,847,234
                                                                    5,615,000            6.00            8/15/2004       6,029,106
                                                                    7,815,000            5.875          11/15/2004       8,440,505
                                                                    2,735,000            6.75            5/15/2005       3,049,205
                                                                   18,735,000            5.75           11/15/2005      20,710,231
                                                                    9,175,000            5.875          11/15/2005      10,174,213
                                                                      595,000            3.25            8/15/2007         609,736
                                                                   10,095,000            3.00           11/15/2007      10,216,453
                                                                    2,050,000            5.75            8/15/2010       2,357,020
                                                                    6,925,000            4.00           11/15/2012       7,022,926
==================================================================================================================================
                         Total Investments in U.S. Government & Agency Obligations (Cost--$239,645,808)--35.2%         251,968,569
==================================================================================================================================


                                     12 & 13

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                         Master Aggregate Bond Index Series (continued)
                         ---------------------------------------------------------------------------------------------------------
                                                                      Face         Interest         Maturity
                         Issue                                       Amount          Rate            Date(s)               Value
==================================================================================================================================
U.S. Government Agency   Fannie Mae                               $   737,394        5.50%      6/01/2011-2/01/2014    $   772,143
Mortgage-Backed                                                     2,885,812        6.00       2/01/2013-6/01/2015      3,031,798
Obligations**--36.8%                                                5,898,000        6.00             TBA(1)             6,106,441
                                                                    2,300,000        6.00             TBA(1)             2,405,168
                                                                    2,601,327        6.50       1/01/2013-5/01/2016      2,755,583
                                                                    6,929,106        6.50      12/01/2025-1/01/2030      7,226,045
                                                                    2,796,190        7.00       4/01/2027-3/01/2031      2,948,009
                                                                    2,115,675        7.50      10/01/2027-5/01/2032      2,248,354
                                                                       54,382        8.00            9/01/2015              58,750
                                                                    3,493,793        8.00      11/01/2029-9/01/2031      3,764,092
                                                                      121,375        8.50       5/01/2030-1/01/2031        130,399
                                                                      193,007        9.50            7/01/2017             215,008
                                                                       80,598       10.00      10/01/2018-5/01/2022         91,799
                                                                       34,890       10.50           12/01/2016              39,502
==================================================================================================================================
                         Freddie Mac--Gold Program                  7,950,000        5.00             TBA(1)             8,163,799
                                                                      496,155        5.50           11/01/2017             515,204
                                                                   14,316,000        5.50             TBA(1)            14,867,409
                                                                   10,040,164        5.50             TBA(1)            10,250,656
                                                                   13,095,509        6.00      4/01/2016-10/01/2017     13,714,048
                                                                   41,104,000        6.00             TBA(1)            42,569,522
                                                                    2,634,038        6.50       4/01/2015-3/01/2017      2,784,485
                                                                   43,750,341        6.50       1/01/2026-9/01/2032     45,596,170
                                                                    2,230,000        6.50             TBA(1)             2,350,362
                                                                   16,385,000        6.50             TBA(1)            17,051,624
                                                                    2,068,769        7.00       1/01/2011-6/01/2016      2,202,272
                                                                   18,983,847        7.00       9/01/2025-7/01/2032     19,966,046
                                                                      700,000        7.00             TBA(1)               742,547
                                                                      900,000        7.00             TBA(1)               943,295
                                                                      685,843        7.50       5/01/2007-4/01/2016        731,151
                                                                    7,284,859        7.50       1/01/2023-9/01/2032      7,756,668
                                                                    2,052,417        8.00       6/01/2024-3/01/2032      2,208,225
                                                                      260,094        8.50       5/01/2028-8/01/2030        279,892
                                                                       24,879        9.00            9/01/2014              27,278
                                                                      390,079        9.50            2/01/2019             434,245
                                                                      149,601       10.00       3/01/2010-9/01/2017        167,361
                                                                      103,315       10.50            4/01/2016             115,928
                                                                       51,974       11.00       9/01/2016-3/01/2018         58,834
                                                                       16,928       11.50            8/01/2015              19,281
                                                                       45,347       12.50            2/01/2014              53,738
==================================================================================================================================
                         Government National Mortgage Corporation   2,567,674        6.00      4/20/2026-10/15/2032      2,677,314
                                                                    4,544,000        6.00             TBA(1)             4,738,220
                                                                      208,087        6.50       2/15/2014-5/15/2014        221,035
                                                                   14,061,795        6.50       4/15/2026-5/15/2032     14,772,198
                                                                      115,477        7.00            4/15/2013             123,884
                                                                    9,207,868        7.00       7/15/2027-9/15/2031      9,769,852
                                                                    3,223,453        7.50      3/15/2024-11/15/2031      3,443,886
                                                                    1,914,973        8.00      12/15/2022-6/15/2031      2,077,026
                                                                      376,401        8.50      11/15/2017-3/15/2031        410,536
                                                                      352,788        9.00      11/15/2016-11/15/2024       392,375
                                                                       28,306        9.50            9/15/2021              31,870
                                                                       50,531       12.00            2/15/2015              59,785
==================================================================================================================================
                         Total U.S. Government Agency Mortgage-Backed Obligations (Cost--$257,938,664)--36.8%          264,081,112
==================================================================================================================================

                          S&P     Moody's   Face
INDUSTRIES             Ratings+  Ratings+  Amount                   Corporate Bonds & Notes
==================================================================================================================================
Banking--2.5%            A-       A2     $ 465,000    BB&T Corporation, 6.50% due 8/01/2011                                525,184
                                                      Bank of America Corp.:
                         A+       Aa2    1,900,000      5.875% due 2/15/2009                                             2,084,891
                         A+       Aa2      410,000      4.875% due 9/15/2012                                               414,424
                         A+       Aa3      325,000    The Bank of New York, 5.20% due 7/01/2007                            349,854
                                                      Bank One Corp.:
                         A        Aa3      700,000      6.875% due 8/01/2006                                               786,899
                         A-       A1       378,000      8% due 4/29/2027                                                   474,587
                         A        A2       535,000    Corp Andina de Fomento, 6.875% due 3/15/2012                         560,866
                         A+       A1       400,000    Deutsche Bank Financial, 7.50% due 4/25/2009                         464,939
                         A        A1       765,000    FleetBoston Financial Corp., 7.25% due 9/15/2005                     847,068
                         A        A1       615,000    HSBC Holding PLC, 7.50% due 7/15/2009                                728,272
                                                      Inter-American Development Bank:
                         AAA      Aaa    1,290,000      4.375% due 9/20/2012                                             1,310,938
                         AAA      Aaa    1,000,000      6.80% due 10/15/2025                                             1,190,467
                                                      International Bank for Reconstruction and Development:
                         AAA      Aaa    1,865,000      4.75% due 4/30/2004                                              1,948,117
                         AAA      Aaa      250,000      3.50% due 10/22/2004                                               257,738
                         A+       Aa3      395,000    Marshall & Ilsley Bank, 4.125% due 9/04/2007                         407,858
                         A        A2       722,000    Mellon Financial Co., 6.875% due 3/01/2003                           727,899
                         A+       Aa3      595,000    National City Bank of Indiana, 4% due 9/28/2007                      609,586
                         A-       A2       350,000    Regions Financial Corporation, 6.375% due 5/15/2012                  390,342
                         A+       Aa3      610,000    Suntrust Bank, 5.45% due 12/01/2017                                  602,375
                         A        Aa3      700,000    U.S. Bancorp, 1.56% due 9/16/2005                                    700,441
                         A+       Aa2      470,000    Wachovia Bank NA, 4.85% due 7/30/2007                                500,390
                                                      Washington Mutual Inc.:
                         BBB+     A3       600,000      7.50% due 8/15/2006                                                674,677
                         BBB      Baa1      90,000      8.25% due 4/01/2010                                                107,190
                         A+       Aa2      250,000    Wells Fargo Bank NA, 6.45% due 2/01/2011                             280,648
                                                      Wells Fargo & Co.:
                         A+       Aa2      600,000      7.25% due 8/24/2005                                                673,513
                         A+       Aa2      400,000      5.125% due 2/15/2007                                               429,606
                                                                                                                       -----------
                                                                                                                        18,048,769
==================================================================================================================================


                                    14 & 15

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                      Master Aggregate Bond Index Series (continued)
                      --------------------------------------------------------------------------------------------------------------
                         S&P     Moody's    Face
INDUSTRIES            Ratings+   Ratings+  Amount                      Corporate Bonds & Notes                                Value
====================================================================================================================================
Financial Services--     A+       A2    $  400,000    AXA Financial Inc., 7.75% due 8/01/2010                             $  452,618
8.1%                     A+       A1       400,000    American Express Corporation, 6.875% due 11/01/2005                    447,090
                         A+       A1       235,000    American General Finance, 5.875% due 7/14/2006                         252,967
                         A+       A2       600,000    American Honda Finance, 1.65% due 10/03/2005 (a)                       599,426
                         A        A2       600,000    Bear Stearns Companies, Inc., 7.625% due 2/01/2005                     662,726
                         A+       A3       200,000    Boeing Capital Corporation, 7.10% due 9/27/2005                        216,643
                                                      CIT Group Inc.:
                         A        A2       660,000      5.625% due 5/17/2004                                                 678,496
                         A        A2       450,000      6.50% due 2/07/2006                                                  473,903
                         BBB-     Baa2     420,000    Capital One Bank, 6.875% due 2/01/2006                                 406,330
                         A+       A2       265,000    Caterpillar Financial Services Corporation, 4.875% due 6/15/2007       281,882
                         A+       Aa2       90,000    Citicorp, 6.375% due 11/15/2008                                        100,710
                                                      Citigroup Inc.:
                         AA-      Aa1    1,400,000      5.70% due 2/06/2004                                                1,456,220
                         AA-      Aa1      155,000      5.75% due 5/10/2006                                                  168,265
                         A+       Aa2      565,000      7.25% due 10/01/2010                                                 655,891
                         AA-      Aa1      125,000      6.50% due 1/18/2011                                                  140,250
                         AA-      Aa1       35,000      6% due 2/21/2012                                                      38,409
                                                      Commercial Credit Co.:
                         AA-      Aa1      500,000      6.75% due 7/01/2007                                                  559,439
                         AA-      Aa1      450,000      10% due 5/15/2009                                                    571,843
                         A-       A3     3,220,000    Core Investment Grade Trust, 4.727% due 11/30/2007                   3,285,688
                         A        A3     2,005,000    Countrywide Home Loans, Inc., 5.625% due 7/15/2009                   2,121,579
                         A+       Aa3      500,000    Credit Suisse First Boston Inc., 5.875% due 8/01/2006                  535,489
                         A+       A1       140,000    Diageo Capital PLC, 3.50% due 11/19/2007                               140,713
                         A-       Baa1     450,000    Equifax Inc., 4.95% due 11/01/2007 (a)                                 457,874
                         A-       A2       100,000    FPL Group Capital Inc., 7.625% due 9/15/2006                           112,012
                                                      Ford Motor Credit Company:
                         BBB      A3     1,890,000      6.875% due 2/01/2006                                               1,893,311
                         BBB      A3       200,000      7.25% due 10/25/2011                                                 194,335
                         AAA      Aaa    1,760,000    General Electric Capital Corp., 6.75% due 3/15/2032                  1,945,838
                                                      General Motors Acceptance Corp.:
                         BBB      A2       674,000      6.85% due 6/17/2004                                                  701,924
                         BBB      A2       692,000      7.75% due 1/19/2010                                                  724,448
                         BBB      A2       140,000      6.875% due 9/15/2011                                                 139,616
                         BBB      A2       970,000      7% due 2/01/2012                                                     974,109
                         BBB      A2     1,298,000      8% due 11/01/2031                                                  1,305,068
                                                      Goldman Sachs Group, Inc.:
                         A+       Aa3      800,000      7.625% due 8/17/2005                                                 902,208
                         A+       Aa3      890,000      6.875% due 1/15/2011                                                 993,454
                         A+       Aa3      135,000      6.60% due 1/15/2012                                                  149,174
                                                      International Lease Finance Corporation:
                         AA-      A1       570,000      4.75% due 1/18/2005                                                  584,109
                         AA-      A1       650,000      4.375% due 12/15/2005                                                657,769
                         AA-      A1       236,000      5.625% due 6/01/2007                                                 247,070
                         A        A2     1,285,000    J.P. Morgan Chase & Company, 6.625% due 3/15/2012                    1,392,704
                         AAA      Aaa      700,000    KFW International Finance, 4.75% due 1/24/2007                         752,133
                                                      Lehman Brothers Holdings, Inc.:
                         A        A2       800,000      6.625% due 4/01/2004                                                 843,388
                         A        A2       350,000      7% due 2/01/2008                                                     395,695
                         A        A2       245,000      7.875% due 8/15/2010                                                 289,884
                         A        A2       425,000      6.625% due 1/18/2012                                                 470,403
                         NR*      Baa3   1,512,000    Lehman Brothers, TRAINS-BBB-5-02, 6.539% due 8/15/2008 (a)(b)(c)     1,556,997
                         BBB      Baa2     500,000    Liberty Property LP, 7.25% due 3/15/2011                               547,362
                                                      MBNA America Bank NA:
                         BBB+     Baa1     500,000      6.875% due 7/15/2004 (a)                                             520,110
                         BBB+     Baa1      25,000      7.75% due 9/15/2005                                                   27,437
                         BBB+     Baa1     110,000      6.50% due 6/20/2006                                                  116,388
                         BBB      Baa2     545,000      7.125% due 11/15/2012                                                570,348
                                                      Morgan Stanley, Dean Witter, Discover & Co.:
                         A+       Aa3    1,300,000      7.125% due 1/15/2003                                               1,301,834
                         A+       Aa3      450,000      6.60% due 4/01/2012                                                  498,743
                         NR*      A3    16,650,000    Morgan Stanley, TRACERS, 5.878% due 3/01/2007 (a)(b)(d)             17,741,074
                         AA       Aa3      265,000    Principal Life Global, 6.25% due 2/15/2012 (a)                         280,898
                         BBB+     Baa1     500,000    ProLogis Trust, 7% due 10/01/2003                                      514,087
                         AA-      Aa1    1,000,000    Salomon Smith Barney Holdings, Inc., 6.25% due 5/15/2003             1,016,684
                         BBB      Baa2     500,000    Simon Debartolo, 6.75% due 7/15/2004                                   527,280
                         AA       Aa3      250,000    Texaco Capital Inc., 8.625% due 6/30/2010                              314,947
                                                      Verizon Global Funding Corporation:
                         A+       A2     1,000,000      6.75% due 12/01/2005                                               1,104,907
                         A+       A2       650,000      7.375% due 9/01/2012                                                 747,850
                                                                                                                         -----------
                                                                                                                          57,760,049
====================================================================================================================================
Financial Services--     A-       A2       330,000    ACE INA Holdings, 8.30% due 8/15/2006                                  373,253
Consumer--2.7%           A+       A1       250,000    Allstate Corporation, 5.375% due 12/01/2006                            266,274
                         A-       A3       125,000    Aristar Inc., 7.375% due 9/01/2004                                     134,771
                         BBB+     Baa1     215,000    Avalonbay Communities, 6.625% due 9/15/2011                            229,271
                         A+       A1       730,000    Golden West Financial Corporation, 4.75% due 10/01/2012                734,040
                         A-       A2       400,000    Hartford Life Inc., 7.375% due 3/01/2031                               445,462
                                                      Household Finance Corporation:
                         A-       A2     1,800,000      5.875% due 2/01/2009                                               1,847,531
                         A-       A2     1,250,000      7% due 5/15/2012                                                   1,369,111
                         A        A3       470,000    John Hancock Financial Services, 5.625% due 12/01/2008                 492,761
                         AA-      A2       210,000    Marsh & McLennan Companies Inc., 6.625% due 6/15/2004                  224,297
                         A        A2       400,000    MetLife Inc., 6.125% due 12/01/2011                                    431,745
                         A-       Baa3     500,000    Provident Companies Inc., 7% due 7/15/2018                             443,442
                         NR*      NR*   12,000,000    Security Life of Denver, 4.66% due 3/31/2003                        12,418,840
                                                                                                                         -----------
                                                                                                                          19,410,798
====================================================================================================================================


                                    16 & 17

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                      Master Aggregate Bond Index Series (continued)
                      --------------------------------------------------------------------------------------------------------------
                         S&P     Moody's    Face
INDUSTRIES            Ratings+   Ratings+  Amount                      Corporate Bonds & Notes                                Value
====================================================================================================================================
Foreign Government       AAA      Aaa   $2,000,000    Canada Government Bond, 5.25% due 11/05/2008                       $ 2,210,364
Obligations--1.7%        AA-      Aa2      400,000    Province of British Columbia, 4.625% due 10/03/2006                    424,517
                         AA-      Aa3    1,000,000    Province of Manitoba, 5.50% due 10/01/2008                           1,107,230
                                                      Province of Ontario:
                         AA       Aa2      328,000      7.375% due 1/27/2003                                                 329,159
                         AA       Aa2      750,000      5.50% due 10/01/2008                                                 829,189
                         A+       Aa3      603,000    Province of Saskatchewan, 8% due 7/15/2004                             656,135
                         A+       A1     1,500,000    Quebec Province, 7.50% due 9/15/2029                                 1,870,722
                         AAA      Aaa    1,000,000    Republic of Finland, 5.875% due 2/27/2006                            1,095,203
                         AA       Aa2    1,050,000    Republic of Italy, 4.375% due 10/25/2006                             1,107,904
                         BBB-     Baa2   1,950,000    United Mexican States, 9.875% due 2/01/2010                          2,393,820
                                                                                                                         -----------
                                                                                                                          12,024,243
====================================================================================================================================
Industrial--Consumer     BBB+     Baa1      60,000    Albertson's Inc., 7.50% due 2/15/2011                                   69,031
Goods--1.3%              A+       A1       350,000    Anheuser-Busch Companies, Inc., 6% due 11/01/2041                      369,728
                         A        A2       855,000    Coca-Cola Enterprises, 6.75% due 9/15/2028                             954,087
                         BBB+     Baa1     350,000    Conagra Foods Inc., 6.75% due 9/15/2011                                398,006
                         BBB      Baa2     515,000    International Paper Company, 8.125% due 7/08/2005                      576,438
                         BBB      Baa2     567,000    Kellogg Company, 6% due 4/01/2006                                      614,590
                         AA       Aa2      294,000    Kimberly-Clark Corporation, 7.10% due 8/01/2007                        342,646
                         A-       A2       360,000    Kraft Foods Inc., 4.625% due 11/01/2006                                378,488
                                                      Kroger Company:
                         BBB-     Baa3     160,000      7.625% due 9/15/2006                                                 179,200
                         BBB-     Baa3     550,000      6.80% due 4/01/2011                                                  602,887
                         BBB-     Baa3     200,000      6.20% due 6/15/2012                                                  213,535
                         BBB-     Baa3      85,000      7.70% due 6/01/2029                                                   97,194
                         BBB-     Baa3     250,000      7.50% due 4/01/2031                                                  279,647
                         A        A2       500,000    Nabisco, Inc., 6.375% due 2/01/2005                                    539,986
                         A        A1        92,000    Pepsi Bottling Holdings Inc., 5.625% due 2/17/2009 (a)                 100,252
                         A        A1       500,000    PepsiCo Inc., 4.50% due 9/15/2004                                      519,665
                                                      Philip Morris Companies, Inc.:
                         A-       A2       340,000      6.375% due 2/01/2006                                                 365,247
                         A-       A2       365,000      6.95% due 6/01/2006                                                  398,507
                         BBB-     Baa2     270,000    RJ Reynolds Tobacco Holdings, 6.50% due 6/01/2007                      281,697
                                                      Safeway Inc.:
                         BBB      Baa2     300,000      6.15% due 3/01/2006                                                  324,911
                         BBB      Baa2      80,000      5.80% due 8/15/2012                                                   83,712
                         BBB      Baa2     324,000      7.25% due 2/01/2031                                                  366,605
                         BBB      Baa2     290,000    Sappi Papier Holdings AG, 6.75% due 6/15/2012 (a)                      317,840
                         A+       A3       420,000    Sara Lee Corporation, 6.25% due 9/15/2011                              471,053
                         BBB      Baa3     390,000    SuperValu Inc., 7.50% due 5/15/2012                                    420,380
                         BBB      Baa3     250,000    Tyson Foods, Inc., 6.625% due 10/01/2004                               265,815
                                                                                                                         -----------
                                                                                                                           9,531,147
====================================================================================================================================
Industrial--Energy--                                  Anadarko Finance Company:
1.5%                     BBB+     Baa1     390,000      6.75% due 5/01/2011                                                  439,442
                         BBB+     Baa1     190,000      7.50% due 5/01/2031                                                  225,921
                                                      Apache Corporation:
                         A-       A3       270,000      6.25% due 4/15/2012                                                  302,656
                         A-       A3       190,000      7.625% due 7/01/2019                                                 225,589
                         AA+      Aa1      350,000    Atlantic Richfield, 5.90% due 4/15/2009                                389,623
                         BBB+     Baa1     330,000    Chevron Phillips Chemical Company, 5.375% due 6/15/2007                345,826
                         AA       Aa2      150,000    ChevronTexaco Capital Company, 3.50% due 9/17/2007                     152,692
                         BB-      Ba2      785,000    The Coastal Corporation, 6.50% due 6/01/2008                           588,750
                         A        A2       325,000    Colonial Pipeline, 7.63% due 4/15/2032 (a)                             387,890
                                                      Conoco Inc.:
                         A-       A3       800,000      5.90% due 4/15/2004                                                  837,435
                         A-       A3       320,000      6.35% due 4/15/2009                                                  359,444
                         A-       A3        75,000      6.95% due 4/15/2029                                                   85,004
                                                      Consolidated Natural Gas:
                         BBB+     A3       500,000      5.375% due 11/01/2006                                                528,543
                         NR*      A3        75,000      6.25% due 11/01/2011                                                  81,168
                         A        A3       550,000    Duke Energy Corporation, 6.25% due 1/15/2012                           574,018
                         BBB-     Baa2     825,000    FirstEnergy Corp., 6.45% due 11/15/2011                                820,745
                                                      Kinder Morgan Energy:
                         BBB+     Baa1     840,000      6.75% due 3/15/2011                                                  912,450
                         BBB      Baa2     425,000      6.50% due 9/01/2012                                                  444,155
                         A+       A1       350,000    Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                        349,416
                         A-       Baa1     100,000    Murphy Oil Corporation, 6.375% due 5/01/2012                           109,900
                         A-       A3       225,000    Nabors Industries Inc., 5.375% due 8/15/2012                           230,501
                         BBB      Baa3     430,000    NiSource Finance Corporation, 7.625% due 11/15/2005                    449,117
                         BBB-     Baa3     450,000    Ocean Energy Inc., 7.25% due 10/01/2011                                513,128
                         A-       A3       650,000    Phillips Petroleum Company, 8.50% due 5/25/2005                        739,127
                         A-       Baa2     290,000    Transocean Sedco Forex, 6.50% due 4/15/2003                            292,952
                         BBB      Baa2     300,000    Valero Energy Corporation, 6.875% due 4/15/2012                        312,422
                                                                                                                         -----------
                                                                                                                          10,697,914
====================================================================================================================================
Industrial--             BBB-     Ba1      450,000    Abitibi Consolidated Inc., 8.55% due 8/01/2010                         499,441
Manufacturing--1.9%      A-       A2       340,000    Alcan Inc., 6.45% due 3/15/2011                                        379,795
                         A        A2       400,000    Alcoa Inc., 6% due 1/15/2012                                           440,356
                                                      Centex Corporation:
                         BBB      Baa2      90,000      7.875% due 2/01/2011                                                 101,400
                         BBB      Baa2      45,000      7.50% due 1/15/2012                                                   50,048
                         A-       A3       450,000    Cooper Industries Inc., 5.50% due 11/01/2009                           469,012


                                     18 & 19

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                      Master Aggregate Bond Index Series (continued)
                      --------------------------------------------------------------------------------------------------------------
                         S&P     Moody's    Face
INDUSTRIES            Ratings+   Ratings+  Amount                      Corporate Bonds & Notes                                Value
====================================================================================================================================
Industrial--                                          DaimlerChrysler NA Holdings:
Manufacturing            BBB+     A3    $1,370,000      6.40% due 5/15/2006                                              $ 1,476,804
(concluded)              BBB+     A3       250,000      7.30% due 1/15/2012                                                  280,537
                         BBB+     A3        10,000      8.50% due 1/18/2031                                                   12,307
                         A-       A3       635,000    Deere & Co., 7.85% due 5/15/2010                                       759,703
                         BBB      Baa2     500,000    Delphi Auto Systems Corporation, 6.55% due 6/15/2006                   527,193
                         BBB-     Baa3     270,000    Domtar Inc., 7.875% due 10/15/2011                                     315,565
                                                      Emerson Electric Company:
                         A        A2       335,000      7.875% due 6/01/2005                                                 376,472
                         A        A2       525,000      6% due 8/15/2032                                                     533,010
                         BBB      Baa1   1,600,000    Ford Motor Company, 7.45% due 7/16/2031                              1,391,790
                         A        A2       205,000    Honeywell International, 6.125% due 11/01/2011                         222,639
                                                      IBM Corporation:
                         A+       A1       335,000      6.45% due 8/01/2007                                                  379,107
                         A+       A1       200,000      4.75% due 11/29/2012                                                 200,774
                                                      Lockheed Martin Corp.:
                         BBB      Baa2     300,000      7.25% due 5/15/2006                                                  337,863
                         BBB      Baa2     135,000      7.75% due 5/01/2026                                                  164,048
                         BBB      Baa2     350,000      8.50% due 12/01/2029                                                 469,575
                         BBB      Baa2     325,000    Martin Marietta Corp., 7.375% due 4/15/2013                            381,250
                                                      Masco Corporation:
                         BBB+     Baa1     365,000      6% due 5/03/2004                                                     381,024
                         BBB+     Baa1      45,000      6.50% due 8/15/2032                                                   46,259
                         BBB+     Baa1     250,000    Newell Rubbermaid Inc., 4.625% due 12/15/2009                          255,029
                                                      Raytheon Company:
                         BBB-     Baa3     160,000      8.20% due 3/01/2006                                                  179,764
                         BBB-     Baa3      35,000      6.15% due 11/01/2008                                                  37,759
                         BBB-     Baa3     550,000      8.30% due 3/01/2010                                                  653,754
                         BBB-     Baa3     350,000      6.75% due 3/15/2018                                                  366,783
                         A        A2       225,000    Stanley Works, 4.90% due 11/01/2012 (a)                                229,736
                         BBB-     Baa3     325,000    Toll Brothers Inc., 6.875% due 11/15/2012 (a)                          334,697
                         BBB      Baa2     310,000    Visteon Corp., 8.25% due 8/01/2010                                     328,926
                         BBB      Baa2     740,000    Weyerhaeuser Company, 5.95% due 11/01/2008                             789,946
                                                                                                                         -----------
                                                                                                                          13,372,366
====================================================================================================================================
Industrial--Other--      AA       Aa3      396,000    Abbott Laboratories, 5.625% due 7/01/2006                              432,920
1.3%                     A+       A1       255,000    Archer-Daniels-Midland, 5.935% due 10/01/2032                          254,439
                         BBB      Baa2     200,000    BRE Properties, 5.95% due 3/15/2007                                    210,744
                         BBB+     Baa2     500,000    Burlington Northern Santa Fe, 6.75% due 7/15/2011                      567,550
                         BBB      Baa2     360,000    CSX Corporation, 6.75% due 3/15/2011                                   401,887
                         AAA      Aaa    1,140,000    Continental Airlines, 6.563% due 2/15/2012                           1,218,474
                                                      EOP Operating LP:
                         BBB+     Baa1     200,000      6.75% due 2/15/2012                                                  214,910
                         BBB+     Baa1     145,000      7.25% due 6/15/2028                                                  146,849
                         BBB+     Baa1      25,000      7.50% due 4/19/2029                                                   26,057
                         AA       Aa3      600,000    Eli Lilly & Company, 7.125% due 6/01/2025                              708,217
                         BBB-     Ba1      500,000    HCA Inc., 6.30% due 10/01/2012                                         504,270
                         BBB+     Baa2     350,000    Health Care Properties Investors Inc., 6.45% due 6/25/2012             352,596
                         BBB-     Baa3     375,000    Highwoods Realty LP, 8% due 12/01/2003                                 392,280
                         BBB-     Ba1      450,000    Hilton Hotels Corporation, 7.625% due 12/01/2012                       454,433
                         BBB      Baa2     235,000    New Plan Excel Realty Trust, 5.875% due 6/15/2007                      246,137
                         BBB-     Baa3     237,000    Northrop Grumman Corporation, 7.125% due 2/15/2011                     269,373
                                                      Praxair Inc.:
                         BBB+     A3       235,000      6.50% due 3/01/2008                                                  264,895
                         BBB+     A3       135,000      6.375% due 4/01/2012                                                 150,915
                         A        Baa1     400,000    Southwest Airlines Co., 8% due 3/01/2005                               442,610
                         BBB-     Baa3     170,000    Tenet Healthcare Corporation, 6.875% due 11/15/2031                    145,350
                                                      Union Pacific Corp.:
                         BBB      Baa3     150,000      6.34% due 11/25/2003                                                 155,368
                         NR*      Baa3     250,000      5.75% due 10/15/2007                                                 273,602
                                                      United Technology Corporation:
                         A+       A2       675,000      6.35% due 3/01/2011                                                  760,448
                         A+       A2       300,000      6.10% due 5/15/2012                                                  335,430
                         A-       Baa1     100,000    Wellpoint Health Network, 6.375% due 6/15/2006                         109,091
                                                                                                                         -----------
                                                                                                                           9,038,845
====================================================================================================================================
Industrial--             BBB+     Baa1     375,000    AOL Time Warner Inc., 6.875% due 5/01/2012                             396,039
Services--2.1%           BBB-     Baa3     400,000    Aramark Services Inc., 6.375% due 2/15/2008                            414,141
                         BBB      Baa1     200,000    Cendant Corporation, 6.875% due 8/15/2006                              207,532
                         BBB      Baa3     450,000    Comcast Cable Communications, 8.875% due 5/01/2017                     524,289
                                                      Dayton Hudson Corp.:
                         A+       A2       888,000      10% due 1/01/2011                                                  1,189,222
                         A+       A2       100,000      6.75% due 1/01/2028                                                  111,458
                                                      Federated Department Stores:
                         BBB+     Baa1      25,000      6.625% due 9/01/2008                                                  27,692
                         BBB+     Baa1     135,000      6.30% due 4/01/2009                                                  144,048
                         BBB+     Baa1     270,000      6.625% due 4/01/2011                                                 294,916
                         A+       A1       835,000    First Data Corporation, 6.375% due 12/15/2007                          948,322
                         A        A2       515,000    Gannett Company Inc., 5.50% due 4/01/2007                              560,059


                                     20 & 21

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Aggregate Bond Index Series (continued)

                      Master Aggregate Bond Index Series (continued)
                      --------------------------------------------------------------------------------------------------------------
                         S&P     Moody's    Face
INDUSTRIES            Ratings+   Ratings+  Amount                      Corporate Bonds & Notes                                Value
====================================================================================================================================
Industrial--             BBB      Baa2  $1,000,000    Hertz Corp., 7% due 1/15/2028                                       $  794,083
Services                 A-       A3       235,000    Kohl's Corporation, 6.30% due 3/01/2011                                260,540
(concluded)              BBB-     Baa3     635,000    Liberty Media Corporation, 7.875% due 7/15/2009                        688,667
                         BBB+     Baa1     450,000    Limited Brands Inc., 6.125% due 12/01/2012                             473,688
                                                      Lowe's Companies Inc.:
                         A        A3       215,000      6.875% due 2/15/2028                                                 239,492
                         A        A3        65,000      6.50% due 3/15/2029                                                   69,527
                         BBB-     Baa3     550,000    News America Inc., 7.25% due 5/18/2018                                 542,759
                         NR*      Baa1     500,000    Sears Discover Credit Corp., 9.14% due 3/13/2012                       520,471
                                                      Sears Roebuck Acceptance Corporation:
                         A-       Baa1     500,000      6% due 3/20/2003                                                     500,270
                         A-       Baa1     205,000      7% due 6/01/2032                                                     171,850
                                                      Tele-Communications Inc.:
                         BBB      Baa3   1,275,000      8.25% due 1/15/2003                                                1,275,374
                         BBB      Baa3     200,000      9.80% due 2/01/2012                                                  240,405
                                                      Time Warner Inc.:
                         BBB+     Baa1     870,000      7.75% due 6/15/2005                                                  926,950
                         BBB+     Baa1     352,000      6.875% due 6/15/2018                                                 351,946
                         BBB-     Baa3     715,000    USA Interactive, 7% due 1/15/2013 (a)                                  739,327
                         AAA      Aaa      500,000    United Parcel Service, 8.375% due 4/01/2020                            650,896
                         A-       A3       635,000    Viacom Inc., 7.75% due 6/01/2005                                       711,424
                         AA       Aa2      900,000    Wal-Mart Stores, Inc., 6.875% due 8/10/2009                          1,060,171
                         BBB      NR*      375,000    Waste Management Inc., 6.50% due 5/15/2004                             386,701
                                                                                                                         -----------
                                                                                                                          15,422,259
====================================================================================================================================
Utilities--              BBB      Baa3     770,000    AT&T Broadband Corporation, 8.375% due 3/15/2013                       874,659
Communications--         BBB+     Baa2      76,000    AT&T Corporation, 6% due 3/15/2009                                      75,891
1.7%                     BBB      Baa2     790,000    AT&T Wireless Services Inc., 8.75% due 3/01/2031                       774,200
                         A        A2       315,000    Alltel Corporation, 7% due 7/01/2012                                   363,024
                         AA-      Aa3      800,000    Ameritech Capital Funding, 6.45% due 1/15/2018                         866,860
                         A+       Aa3      959,000    BellSouth Corporation, 6% due 10/15/2011                             1,051,624
                         A-       Baa1     855,000    British Telecom PLC, 8.375% due 12/15/2010                           1,025,058
                         BBB+     Baa2     400,000    CenturyTel Inc., 7.875% due 8/15/2012 (a)                              473,429
                         BBB      Baa2     275,000    Citizens Communications Company, 7.625% due 8/15/2008                  304,470
                         BBB-     Baa3     710,000    Clear Channel Communications, 7.65% due 9/15/2010                      804,325
                         BBB      Baa2     350,000    Cox Communications Inc., 7.125% due 10/01/2012                         388,757
                                                      Deutsche Telekom International Finance:
                         BBB+     Baa1     400,000      8.25% due 6/15/2005                                                  437,362
                         BBB+     Baa1     660,000      8.50% due 6/15/2010                                                  760,144
                         BBB-     Baa3     300,000    France Telecom, 10% due 3/01/2031                                      365,200
                                                      GTE Corporation:
                         A+       A3       800,000      6.84% due 4/15/2018                                                  830,870
                         A+       A3       220,000      6.94% due 4/15/2028                                                  230,836
                                                      Sprint Capital Corporation:
                         BBB-     Baa3   1,100,000      5.70% due 11/15/2003                                               1,094,500
                         BBB-     Baa3     675,000      8.375% due 3/15/2012                                                 671,625
                         A+       A2       450,000    Verizon New York Inc., 6.875% due 4/01/2012                            505,525
                                                                                                                         -----------
                                                                                                                          11,898,359
====================================================================================================================================
Utilities--Gas &         BBB+     Baa2     270,000    AmerenEnergy Generating, 7.95% due 6/01/2032                           298,499
Electric--1.3%           BBB      Baa1     815,000    Cincinnati Gas & Electric Company, 5.70% due 9/15/2012                 835,415
                         BBB+     Baa1     500,000    Commonwealth Edison Company, 6.95% due 7/15/2018                       550,141
                         BBB      Baa1     135,000    Conectiv Inc., 5.30% due 6/01/2005                                     140,558
                         A+       A1       750,000    Consolidated Edison Company of New York, 4.875% due 2/01/2013          760,399
                         BBB+     Baa1     595,000    Constellation Energy Group, 6.125% due 9/01/2009                       608,430
                         BBB+     Baa1     481,000    Dominion Resources Inc., 8.125% due 6/15/2010                          559,596
                         BBB+     Baa2     450,000    Exelon Corporation, 6.75% due 5/01/2011                                492,572
                         A        Aa3      470,000    Florida Power and Light, 6.875% due 12/01/2005                         524,079
                         A        A2       160,000    Georgia Power Company, 5.125% due 11/15/2012                           165,565
                         BBB      Baa2     170,000    Houston Lighting and Power, 8.75% due 3/01/2022                        176,743
                         BBB-     Baa3     510,000    Mid-American Energy Holdings, 5.875% due 10/01/2012 (a)                517,003
                         BBB      Baa1     475,000    Oncor Electric Delivery, 6.375% due 5/01/2012 (a)                      489,232
                         BBB      Baa1     560,000    Progress Energy Inc., 7.10% due 3/01/2011                              617,174
                         A-       A3       670,000    Public Service Electric & Gas, 5.125% due 9/01/2012                    689,236
                         A-       A1       170,000    South Carolina Electric & Gas, 6.70% due 2/01/2011                     192,830
                         A+       A1       700,000    Southern California Gas Company, 4.80% due 10/01/2012                  704,955
                         BBB+     Baa1     740,000    Southern Power Company, 6.25% due 7/15/2012                            781,828
                         A+       Aa3      277,000    Union Electric Company, 5.25% due 9/01/2012                            290,227
                                                                                                                         -----------
                                                                                                                           9,394,482
====================================================================================================================================
Yankee--Corporate--      A        A2       365,000    BHP Finance USA Limited, 6.42% due 3/01/2026                           386,947
1.0%                     A-       A2       200,000    BSCH Issuances Ltd., 7.625% due 9/14/2010                              227,486
                         BBB+     Baa2     500,000    Canadian National Railways, 6.375% due 10/15/2011                      557,479
                         A-       A2       220,000    Codelco Inc., 6.375% due 11/30/2012 (a)                                230,595
                         A+       A1     1,000,000    Hydro-Quebec, 8.875% due 3/01/2026                                   1,415,536
                                                      Korea Development Bank:
                         A-       A3       500,000      7.125% due 4/22/2004                                                 531,515
                         A-       A3       800,000      4.25% due 11/13/2007                                                 812,267
                         A        A2       400,000    Norsk Hydro A/S, 6.36% due 1/15/2009                                   433,917
                                                      Pemex Project Funding Master Trust:
                         BBB-     Baa1     905,000      9.125% due 10/13/2010                                              1,036,225
                         BBB-     Baa1      40,000      8.625% due 2/01/2022                                                  42,200
                         BBB+     Baa2     345,000    Potash Corporation of Saskatchewan, 7.75% due 5/31/2011                402,190
                         A+       A1       500,000    Unilever Capital Corporation, 7.125% due 11/01/2010                    590,150
                         A        A2       530,000    Vodafone Group PLC, 7.75% due 2/15/2010                                625,074
                                                                                                                         -----------
                                                                                                                           7,291,581
====================================================================================================================================
                         Total Investments in Corporate Bonds & Notes (Cost--$185,360,013)--27.1%                        193,890,812
====================================================================================================================================


                                    22 & 23

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

                         Master Aggregate Bond Index Series (concluded)
                         ----------------------------------------------------------------------------------------------------------
                             Face
                            Amount                          Short-Term Securities                                          Value
====================================================================================================================================
Repurchase                                  Morgan Stanley & Co., Inc.:
Agreements***--          $57,835,000          purchased on 12/31/2002 to yield 1.17% to 7/01/2016                      $ 57,835,000
13.6%                     29,885,000          purchased on 12/31/2002 to yield 1.17% to 9/01/2032                        29,885,000
                           9,880,000          purchased on 12/31/2002 to yield 1.17% to 12/01/2032                        9,880,000
====================================================================================================================================
                         Total Investments in Short-Term Securities (Cost--$97,600,000)--13.6%                           97,600,000
====================================================================================================================================
                         Total Investments (Cost--$780,544,485)--112.7%                                                 807,540,493

                         Liabilities in Excess of Other Assets--(12.7%)                                                 (90,972,450)
                                                                                                                       ------------
                         Net Assets--100.0%                                                                            $716,568,043
                                                                                                                       ============
====================================================================================================================================

*     Not Rated.
** Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
*** Repurchase Agreements are fully collateralized by U.S. Government Agency Obligations.
+     Ratings of issues shown are unaudited.
(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b)   Floating rate note.
(c)   Target Return Index Securities (TRAINS).
(d)   Traded Custody Receipts (TRACERS).
(1) Represents or includes a "to-be-announced" (TBA) transaction. The Series has committed to purchase securities for which all specific information is not available at this time.

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER
AGGREGATE BOND
INDEX SERIES             As of December 31, 2002
========================================================================================================================
Assets:                  Investments, at value (including securities loaned of $552,450)
                         (identified cost--$780,544,485) ...............................                    $807,540,493
                         Investments held as collateral for loaned securities, at value                          572,584
                         Receivables:
                           Contributions ...............................................    $ 45,704,795
                           Securities sold .............................................      31,522,825
                           Interest ....................................................       7,559,749
                           Loaned securities income ....................................              91      84,787,460
                                                                                            ------------
                         Prepaid expenses and other assets .............................                          19,861
                                                                                                            ------------
                         Total assets ..................................................                     892,920,398
                                                                                                            ------------
========================================================================================================================
Liabilities:             Collateral on securities loaned, at value .....................                         572,584
                         Payables:
                           Securities purchased ........................................     169,921,378
                           Custodian bank ..............................................       3,355,232
                           Withdrawals .................................................       2,338,804
                           Investment adviser ..........................................           5,517     175,620,931
                                                                                            ------------
                         Accrued expenses and other liabilities ........................                         158,840
                                                                                                            ------------
                         Total liabilities .............................................                     176,352,355
                                                                                                            ------------
========================================================================================================================
Net Assets:              Net assets ....................................................                    $716,568,043
                                                                                                            ============
========================================================================================================================
Net Assets               Investors' capital ............................................                    $689,572,035
Consist of:              Unrealized appreciation on investments--net ...................                      26,996,008
                                                                                                            ------------
                         Net assets ....................................................                    $716,568,043
                                                                                                            ============
========================================================================================================================

      See Notes to Financial Statements.


                                    24 & 25

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2002

STATEMENT OF OPERATIONS

MASTER
AGGREGATE BOND
INDEX SERIES             For the Year Ended December 31, 2002
========================================================================================================================
Investment Income:       Interest ...................................................                      $  28,848,909
                         Securities lending--net ....................................                              1,336
                                                                                                           -------------
                         Total income ...............................................                         28,850,245
                                                                                                           -------------
========================================================================================================================
Expenses:                Professional fees ..........................................    $     151,746
                         Accounting services ........................................          116,498
                         Custodian fees .............................................           63,414
                         Investment advisory fees ...................................           52,943
                         Pricing fees ...............................................           10,598
                         Trustees' fees and expenses ................................            7,496
                         Printing and shareholder reports ...........................            1,256
                         Other ......................................................           13,487
                                                                                         -------------
                         Total expenses .............................................                            417,438
                                                                                                           -------------
                         Investment income--net .....................................                         28,432,807
                                                                                                           -------------
========================================================================================================================
Realized &               Realized gain from investments--net ........................                          3,541,654
Unrealized Gain on       Change in unrealized appreciation on investments--net ......                         20,353,079
Investments--Net:                                                                                          -------------
                         Total realized and unrealized gain on investments--net .....                         23,894,733
                                                                                                           -------------
                         Net Increase in Net Assets Resulting from Operations .......                      $  52,327,540
                                                                                                           =============
========================================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                For the Year Ended
MASTER                                                                                             December 31,
AGGREGATE BOND                                                                           -------------------------------
INDEX SERIES             Increase in Net Assets:                                              2002               2001
========================================================================================================================
Operations:              Investment income--net .....................................    $  28,432,807     $  24,638,002
                         Realized gain on investments--net ..........................        3,541,654         3,530,237
                         Change in unrealized appreciation on investments--net ......       20,353,079         3,620,323
                                                                                         -------------     -------------
                         Net increase in net assets resulting from operations .......       52,327,540        31,788,562
                                                                                         -------------     -------------
========================================================================================================================
Capital                  Proceeds from contributions ................................      414,370,731       297,187,588
Transactions:            Fair value of withdrawals ..................................     (216,281,419)     (171,169,747)
                                                                                         -------------     -------------
                         Net increase in net assets derived from capital transactions      198,089,312       126,017,841
                                                                                         -------------     -------------
========================================================================================================================
Net Assets:              Total increase in net assets ...............................      250,416,852       157,806,403
                         Beginning of year ..........................................      466,151,191       308,344,788
                                                                                         -------------     -------------
                         End of year ................................................    $ 716,568,043     $ 466,151,191
                                                                                         =============     =============
========================================================================================================================

      See Notes to Financial Statements.


                                     26 & 27

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2002

FINANCIAL HIGHLIGHTS

                                                                                             For the Year Ended
MASTER                                                                                          December 31,
AGGREGATE BOND           The following ratios have been derived from      ---------------------------------------------------------
INDEX SERIES             information provided in the financial statements.   2002        2001        2000        1999       1998
===================================================================================================================================
Total Investment                                                              10.13%       8.07%         --          --         --
Return:*                                                                  =========   =========   =========   =========   =========
===================================================================================================================================
Ratios to Average        Expenses, net of reimbursement .............           .08%        .13%        .14%        .10%        .12%
Net Assets:                                                               =========   =========   =========   =========   =========
                         Expenses ...................................           .08%        .13%        .14%        .10%        .13%
                                                                          =========   =========   =========   =========   =========
                         Investment income--net .....................          5.37%       5.93%       6.62%       6.30%       6.20%
                                                                          =========   =========   =========   =========   =========
===================================================================================================================================
Supplemental             Net assets, end of year (in thousands) .....     $ 716,568   $ 466,151   $ 308,345   $ 406,148   $ 434,935
Data:                                                                     =========   =========   =========   =========   =========
                         Portfolio turnover .........................        112.18%     144.23%      43.24%      61.82%      27.89%
                                                                          =========   =========   =========   =========   =========
===================================================================================================================================

* Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER
AGGREGATE BOND
INDEX SERIES

1. Significant Accounting Policies:

Master Aggregate Bond Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Repurchase agreements -- The Series invests in securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Series takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Series may be delayed or limited.

(c) Derivative financial instruments -- The Series may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Series is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.


                                    28 & 29

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2002

MASTER
AGGREGATE BOND
INDEX SERIES

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Income taxes -- The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Accordingly, as a "pass through" entity, the Series pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis.

(f) Dollar rolls -- The Series may sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.

(g) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investments, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(h) Custodian bank -- The Series recorded an amount payable to the Custodian Bank reflecting an overnight overdraft which resulted from management estimates of available cash.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Advisors, LLC ("MLIA"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIA may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIA or in registered money market funds advised by FAM or its affiliates. As of December 31, 2002, cash collateral of $303,426 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $269,158 was invested in the Merrill Lynch Premier Institutional Fund. For the year ended December 31, 2002, MLIA received $565 in securities lending agent fees for the Series.

During the year ended December 31, 2002, the Series paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $14,360 for security price quotations to compute the net asset value of the Series.

Merrill Lynch Trust Company, an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

For the year ended December 31, 2002, the Series reimbursed FAM $13,588 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2002 were $817,084,764 and $589,673,965, respectively.

Net realized gains (losses) for the year ended December 31, 2002 and net unrealized gains as of December 31, 2002 were as follows:

--------------------------------------------------------------------------------
                                                   Realized           Unrealized
                                                Gains (Losses)          Gains
--------------------------------------------------------------------------------
Long-term investments ...................        $ 3,984,070         $26,996,008
Financial futures contracts .............           (442,416)                 --
                                                 -----------         -----------
Total ...................................        $ 3,541,654         $26,996,008
                                                 ===========         ===========
--------------------------------------------------------------------------------

As of December 31, 2002, net unrealized appreciation for Federal income tax purposes aggregated $26,253,323, of which $27,131,593 related to appreciated securities and $878,270


                                    30 & 31

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER
AGGREGATE BOND
INDEX SERIES

related to depreciated securities. At December 31, 2002, the aggregate cost of investments for Federal income tax purposes was $781,287,170.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a credit agreement with Bank One, N.A. and certain other lenders. Effective November 29, 2002, in conjunction with the renewal for one year at the same terms, the total commitment was reduced from $1,000,000,000 to $500,000,000. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the credit agreement during the year ended December 31, 2002.

INDEPENDENT AUDITORS' REPORT

MASTER
AGGREGATE BOND
INDEX SERIES

The Board of Trustees and Investors,
Master Aggregate Bond Index Series
(One of the series constituting
Quantitative Master Series Trust):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Aggregate Bond Index Series (one of the series constituting Quantitative Master Series Trust) as of December 31, 2002, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Aggregate Bond Index Series of the Quantitative Master Series Trust as of December 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 20, 2003


                                    32 & 33

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 2002

OFFICERS AND DIRECTORS/TRUSTEES

                                                                                                          Number of        Other
                                                                                                        Portfolios in  Directorships
                             Position(s)   Length                                                       Fund Complex     Held by
                             Held with     of Time                                                      Overseen by     Director/
Name          Address & Age  Fund/Trust    Served      Principal Occupation(s) During Past 5 Years    Director/Trustee   Trustee
====================================================================================================================================
Interested Director/Trustee
====================================================================================================================================
Terry K.      P.O. Box 9011  President    1999 to      Chairman, Americas Region since 2001 and           117 Funds       None
Glenn*        Princeton, NJ  and          present      Executive Vice President since 1983 of Fund      162 Portfolios
              08543-9011     Director/    and 1997     Asset Management, L.P. ("FAM") and Merrill Lynch
              Age: 62        Trustee      to present   Investment Managers, L.P. ("MLIM"); President of
                                                       Merrill Lynch Mutual Funds since 1999; President
                                                       of FAM Distributors, Inc. ("FAMD") since 1986
                                                       and Director thereof since 1991; Executive Vice
                                                       President and Director of Princeton Services,
                                                       Inc. ("Princeton Services") since 1993;
                                                       President of Princeton Administrators, L.P.
                                                       since 1988; Director of Financial Data Services,
                                                       Inc. since 1985.
              ======================================================================================================================
              *  Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM act as investment advisers. Mr. Glenn is an "interested person," as described in the Investment Company
                 Act, of each Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and
                 MLIM; President of FAMD; Executive Vice President of Princeton Services; and President of Princeton Administrators,
                 L.P. The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Directors/Trustees.
====================================================================================================================================

                                                                                                          Number of        Other
                                                                                                       Portfolios in   Directorships
                             Position(s)  Length                                                        Fund Complex      Held by
                             Held with    of Time                                                       Overseen by      Director/
Name          Address & Age  Fund/Trust   Served*      Principal Occupation(s) During Past 5 Years    Director/Trustee    Trustee
====================================================================================================================================
Independent Directors/Trustees
====================================================================================================================================
Donald W.     P.O. Box 9095  Director/    2002 to      General Partner of The Burton Partnership,          23 Funds     ITC Delta-
Burton        Princeton, NJ  Trustee      present      Limited Partnership since 1979; Managing General 34 Portfolios   Com, Inc.;
              08543-9095                               Partner of the South Atlantic Venture Fund II and                ITC Holding
              Age: 58                                  III, Limited Partnerships and Chairman of South                  Company,
                                                       Atlantic Private Equity Fund IV, Limited Partner-                Inc.;
                                                       ship since 1983; Member of the Investment                        Knology,
                                                       Advisory Council of the Florida State Board                      Inc.; Main-
                                                       of Administration since 2001.                                    Bancorp,
                                                                                                                        N.A.; Pri-
                                                                                                                        Care, Inc.;
                                                                                                                        Symbion,
                                                                                                                        Inc.
====================================================================================================================================
M. Colyer     P.O. Box 9095  Director/    1997 to      James R. Williston Professor of Investment         23 Funds      Cambridge
Crum          Princeton, NJ  Trustee      present      Management Emeritus, Harvard Business School     34 Portfolios   Bancorp
              08543-9095                               since 1996.
              Age: 70
====================================================================================================================================
Laurie Simon  P.O. Box 9095  Director/    2000 to      Professor of Finance and Economics, Graduate       23 Funds         None
Hodrick       Princeton, NJ  Trustee      present      School of Business, Columbia University since    34 Portfolios
              08543-9095                               1998; Associate Professor of Finance and
              Age: 40                                  Economics, Graduate School of Business,
                                                       Columbia University from 1996 to 1998.
====================================================================================================================================
J. Thomas     P.O. Box 9095  Director/    1997 to      Managing Partner of The Witt Touchton Company      23 Funds      TECO
Touchton      Princeton, NJ  Trustee      present      and its predecessor, The Witt Co., since 1972;   34 Portfolios   Energy, Inc.
              08543-9095                               Trustee Emeritus of Washington and Lee
              Age: 64                                  University.
====================================================================================================================================
Fred G.       P.O. Box 9095  Director/    2000 to      Managing Director of FGW Associates since 1997.    23 Funds      Watson
Weiss         Princeton, NJ  Trustee      present                                                       34 Portfolios   Pharma-
              08543-9095                                                                                                ceuticals,
              Age: 61                                                                                                   Inc.
              ======================================================================================================================
              *  The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
====================================================================================================================================

                             Position(s)   Length
                             Held with     of Time
Name          Address & Age  Fund/Trust    Served*                    Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund/Trust Officers
====================================================================================================================================
Donald C.     P.O. Box 9011  Vice         1997 to      First Vice President of FAM and MLIM since 1997 and Treasurer thereof
Burke         Princeton, NJ  President    present      since 1999; Senior Vice President and Treasurer of Princeton Services
              08543-9011     and          and 1999     since 1999; Vice President of FAMD since 1999; Director of MLIM Taxation
              Age: 42        Treasurer    to present   since 1990.
====================================================================================================================================
Robert C.     P.O. Box 9011  Senior       1999 to      President and Global Chief Investment Officer of MLIM and member of the
Doll, Jr.     Princeton, NJ  Vice         present      Executive Management Committee of ML & Co., Inc. since 2001; Chief
              08543-9011     President                 Investment Officer, Senior Vice President and Co-Head of MLIM Americas
              Age: 49                                  from 1999 to 2001; Chief Investment Officer of Oppenheimer Funds, Inc.
                                                       from 1987 to 1999 and Executive Vice President from 1991 to 1999.
====================================================================================================================================
Jeffrey B.    P.O. Box 9011  Vice         1999 to      Director (Global Fixed Income) of MLIM since 2000; Vice President of MLIM
Hewson        Princeton, NJ  President    present      from 1989 to 2000.
              08543-9011
              Age: 51
====================================================================================================================================
Frank         P.O. Box 9011  Vice         2002 to      Managing Director of MLIM and head of the Global Fixed Income
Viola         Princeton, NJ  President    present      Structured Asset Team since 2002; Director (Global Fixed Income) of MLIM
              08543-9011                               from 2000 to 2002 and Vice President from 1996 to 2000.
              Age: 38
====================================================================================================================================
Stephen M.    P.O. Box 9011  Secretary    2002 to      Vice President (Legal Advisory) of MLIM since 2000; Associate with
Benham        Princeton, NJ               present      Kirkpatrick & Lockhart LLP from 1997 to 2000.
              08543-9011
              Age: 43
              ======================================================================================================================
              *  Officers of the Fund serve at the pleasure of the Board of Directors/Trustees.

====================================================================================================================================

Further information about the Fund's Officers and Directors/Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.

--------------------------------------------------------------------------------
Effective January 1, 2003, J. Thomas Touchton, Director/Trustee of Merrill Lynch Aggregate Bond Index Fund, retired. The Fund's Board of Directors/Trustees wishes Mr. Touchton well in his retirement.
--------------------------------------------------------------------------------


                                    34 & 35

[LOGO] Merrill Lynch Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper          #Index 1--12/02

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Items 5-6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A.

Item 8 -- Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for CEO/CFO). Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Aggregate Bond Index Fund


By: /s/ Terry K. Glenn
    ---------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Aggregate Bond Index Fund

Date: February 24, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Terry K. Glenn
    ---------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Aggregate Bond Index Fund

Date: February 24, 2003

By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer of
    Merrill Lynch Aggregate Bond Index Fund

Date: February 24, 2003